Other Income / Expense - Summary Of Finance Cost (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on litigation settlements [abstract]
Interest on loans and borrowings (Note 8)	$ 396,703	$ 247,364	$ 1,179,234		$ 1,272,512	$ 918,682
Interest on convertible debentures	1,328,046	1,512,636	5,740,346		4,410,206	2,130,247
Interest on lease liabilities	83,049	79,675	137,245		350,792	168,571
Transaction costs expensed	18,929	367,504	1,471,219	[1]
Other finance costs	31,910	28,748	90,750
Total finance costs	$ 1,858,637	$ 2,235,927	$ 8,618,794		$ 6,033,510	$ 3,217,500

[1]	Transaction costs include costs incurred associated with financing or equity transactions that are not otherwise netted against the debt or equity instrument. The majority of costs are associated with the USD brokered public offering (Note 19(a)), the 2021 Debentures (Note 14(b)), the Fiera term loan amendment (Note 12) and the ATB facility amendment (Note 13).